Note 16 - Net Income (Loss) Per Share of Common Stock - Common Stock Excluded From Computation of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RSU's, ESPP, and Employee Stock Options [Member]
Antidilutive securities (in shares)	815,710	816,421
Warrant [Member]
Antidilutive securities (in shares)	133,833	883,833